Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segmental analysis
Assets	£ 707,985	£ 692,673	£ 720,053
Liabilities	668,607	655,485	683,557
Retail Banking
Segmental analysis
Assets	232,835	228,684	226,375
Liabilities	198,795	191,936	192,282
Private Banking
Segmental analysis
Assets	28,593	26,894	29,867
Liabilities	42,603	37,806	41,491
Commercial & Institutional
Segmental analysis
Assets	398,750	384,958	404,817
Liabilities	367,342	359,766	383,768
Central Items and other
Segmental analysis
Assets	47,807	52,137	58,994
Liabilities	£ 59,867	£ 65,977	£ 66,016